1999 ANNUAL REPORT




CENTENNIAL

MONEY MARKET

TRUST


June 30, 1999

DEAR SHAREHOLDER:

The fiscal year that ended June 30, 1999, encompassed two very different economic pictures. The first picture included the fear of global recession and deflation, which began with the Asian financial crisis in 1997 and intensified in the summer of 1998. The crisis then spread to Russia, which was forced to devalue its currency. These circumstances combined to produce a surge in demand for the safety and liquidity of U.S. government securities. The Federal Reserve Board lowered short-term interest rates last fall in an attempt to insulate the U.S. economy from the crisis. (A lower interest-rate environment stimulates the economy because it makes it more cost-effective for companies to borrow money to finance their operations.) Central banks in Europe, Asia and Latin America followed suit, and much of the world avoided a recession.

The second picture began to form in early 1999. While the rest of the world struggled to generate economic growth, the U.S. economy remained strong. However, too much economic growth can lead to inflation. So, with the Asian economic crisis receding into the background and oil prices rebounding, inflation fears were rekindled and in June the Fed raised short-term interest rates. Money market yields rose about 10 basis points to reflect the new environment.

Centennial Money Market Trust, which invests in a mixture of certificates of deposit, letters of credit, commercial paper, floating rate notes and other money market instruments, also produced returns that reflected this economic environment. For the fiscal year that ended June 30, 1999, Centennial Money Market Trust produced a compounded annual yield of 4.75%. Without compounding, the corresponding yield was 4.64%. The seven-day annualized yields, with and without compounding, on June 30, 1999, were 4.46% and 4.37%, respectively. (1) It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a $1.00 share price in the future.

Our investment strategy for the Trust is to manage maturity by "laddering" the portfolio, rather than trying to predict the direction of interest rates. That is, we diversify the Trust by investing in securities of various maturities that are one year or less. By creating a laddered portfolio, regardless of the direction of interest rate moves, we would own a significant number of securities that could benefit from virtually any economic environment.

While managing interest-rate risk is an ongoing challenge, the Y2K computer problem is a one-time event. Many well-known companies have issued short-term debt, known as commercial paper, that comes due in early January, 2000. Because of uncertainty surrounding potential computer problems, the yields they offer are unusually high. However, we believe that these securities entail greater risk, since computer problems could delay payment for investors. Instead, we have opted to invest in commercial paper that matures later in January, 2000. We believe that this decision is the prudent way to manage the Trust through this transition period.

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

Thank you for your continuing confidence in Centennial Money Market Trust. We look forward to helping you reach you investment goals of safety, liquidity and yield.

Sincerely,

/s/ JAMES C. SWAIN

James C. Swain
Chairman
Centennial Money Market Trust

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
President
Centennial Money Market Trust

July 22, 1999

STATEMENT OF INVESTMENTS June 30, 1999
Centennial Money Market Trust


                                                                                             Face              Value
                                                                                            Amount           See Note 1
                                                                                         ------------     --------------
DIRECT BANK OBLIGATIONS--4.9%
Abbey National Treasury Services:
   4.85%, 8/23/99....................................................................... $ 50,000,000     $   49,642,986
   4.85%, 8/25/99.......................................................................   50,000,000         49,629,514
Bank of Scotland:
   4.88%, 8/25/99.......................................................................   50,000,000         49,627,222
   4.88%, 8/26/99.......................................................................   45,000,000         44,658,400
Credit Suisse First Boston:
   4.83%, 8/23/99(1)....................................................................   15,000,000         14,893,337
   4.83%, 9/2/99(1).....................................................................   35,000,000         34,704,163
   4.83%, 9/8/99(1).....................................................................   42,500,000         42,106,556
   4.83%, 10/12/99(1)...................................................................   30,000,000         29,585,425
   4.844%, 11/4/99(1)...................................................................   25,000,000         24,576,150
   4.90%, 9/9/99(1).....................................................................   50,000,000         49,523,611
   5.02%, 7/8/99(1).....................................................................   25,000,000         24,975,597
   5.10%, 7/29/99(2)(3).................................................................   50,000,000         49,995,852
FCC National Bank:
   4.89%, 9/3/99........................................................................   50,000,000         50,000,000
   4.925%, 11/1/99......................................................................   50,000,000         50,000,000
   4.93%, 8/27/99.......................................................................   50,000,000         50,000,000
   4.93%, 10/20/99......................................................................   50,000,000         50,000,000
   4.93%, 10/21/99......................................................................   50,000,000         50,000,000
   4.94%, 11/1/99.......................................................................   65,000,000         65,000,000
   4.94%, 11/3/99.......................................................................   50,000,000         50,000,000
   4.94%, 11/4/99.......................................................................   50,000,000         50,000,000
                                                                                                          --------------
Total Direct Bank Obligations                                                                               878,918,813
                                                                                                          --------------
LETTERS OF CREDIT--6.8%
Abbey National plc, guaranteeing commercial paper of Abbey National
   North America Corp.:
   4.80%, 7/7/99........................................................................  100,000,000         99,919,833
   4.80%, 7/8/99........................................................................   50,000,000         49,953,333
   4.81%, 7/21/99.......................................................................   50,000,000         49,866,389
   4.81%, 7/22/99.......................................................................   50,000,000         49,859,708
   4.84%, 11/12/99......................................................................   50,000,000         49,099,222
   4.89%, 8/31/99.......................................................................   50,000,000         49,585,708
   5.05%, 12/6/99.......................................................................   50,000,000         48,891,806
ABN Amro Bank N.V., guaranteeing commercial paper of
   Formosa Plastics Corp., USA, Series A, 4.89%, 8/12/99................................   20,000,000         19,885,900
ABN Amro Bank N.V., guaranteeing commercial paper of
   Lasalle National Bank:
   4.93%, 10/21/99......................................................................   50,000,000         50,000,000
   4.93%, 10/28/99......................................................................   50,000,000         50,000,000


Centennial Money Market Trust

                                                                                              Face              Value
                                                                                             Amount          See Note 1
                                                                                         ------------     --------------
LETTERS OF CREDIT (CONTINUED)
Bank of America NT & SA, guaranteeing commercial paper of
   Formosa Plastics Corp., USA, Series B, 4.88%, 8/12/99................................ $ 33,000,000     $   32,812,120
Bank One, Cleveland, N.A., guaranteeing commercial paper of
   Capital One Funding Corp.:
   Series 1995F, 5.18%, 7/2/99(2)(4)....................................................    5,602,000          5,602,000
   Series 1995F, 5.18%, 7/5/99(2)(4)....................................................   19,400,000         19,400,000
   Series 1996C, 5.18%, 7/2/99(2)(4)....................................................   12,205,000         12,205,000
   Series 1997E, 5.18%, 7/2/99(2)(4)....................................................   12,584,000         12,584,000
Bank One, Indiana, N.A., guaranteeing commercial paper of
   Primex Funding Corp., 5.18%, 7/1/99(2)(4)............................................    4,250,000          4,250,000
Barclays Bank plc, guaranteeing commercial paper of Banca Serfin SA,
   Institucion de Banca Multiple, Grupo Financiero Serfin, Nassau Branch,
   4.82%, 8/26/99.......................................................................   10,000,000          9,925,022
Barclays Bank plc, guaranteeing commercial paper of Banca Nacional
   de Comercio Exterior SNC, Series A, 4.83%, 8/4/99....................................   50,000,000         49,771,917
Barclays Bank plc, guaranteeing commercial paper of Banco Nacional
   de Mexico SA, Series A, 4.92%, 9/9/99................................................   30,000,000         29,713,000
Barclays Bank plc, guaranteeing commercial paper of Nacional Financiera SNC:
   4.84%, 8/16/99.......................................................................   13,500,000         13,416,510
   4.97%, 11/18/99......................................................................    7,000,000          6,864,706
Barclays Bank plc, guaranteeing commercial paper of Petro Brasiliero
   SA, Petrobras, Series C, 4.90%, 9/8/99...............................................   20,000,000         19,812,167
Barclays Bank plc, guaranteeing commercial paper of Unibanco-Uniao
   de Bancos Brasilierios SA, Series D, 4.81%, 10/21/99.................................   25,000,000         24,625,889
Barclays Bank plc, guaranteeing commercial paper of United Mexican States:
   4.83%, 11/3/99.......................................................................   50,000,000         49,159,722
   4.97%, 11/17/99......................................................................   80,000,000         78,464,822
Credit Suisse First Boston, guaranteeing commercial paper of Credit Suisse
   First Boston International Ltd.:
   4.81%, 8/20/99.......................................................................   50,000,000         49,665,972
   4.82%, 8/12/99.......................................................................   27,000,000         26,848,170
   4.83%, 8/19/99.......................................................................   25,000,000         24,835,646
   4.87%, 9/16/99.......................................................................   15,000,000         14,843,754
   4.99%, 9/22/99(3)....................................................................   50,000,000         50,000,000
First Chicago NBD Corp., guaranteeing commercial paper of First Chicago Financial:
   4.85%, 9/16/99.......................................................................   50,000,000         49,481,320
   4.85%, 10/14/99......................................................................   37,000,000         36,476,604
   4.90%, 7/28/99.......................................................................   26,000,000         25,904,450
Morgan Guaranty Trust Co., guaranteeing commercial paper of
   Morgan Guaranty Trust Co. of New York, 5.09%, 7/27/99(2).............................   45,000,000         44,994,735
                                                                                                          --------------
Total Letters of Credit                                                                                    1,208,719,425
                                                                                                          --------------

Centennial Money Market Trust

                                                                                              Face            Value
                                                                                             Amount         See Note 1
                                                                                         ------------     --------------
SHORT-TERM NOTES--88.3%
ASSET-BACKED--18.7%
Asset Backed Capital Finance, Inc.:
   4.82%, 10/8/99(1).................................................................... $ 26,467,000     $   26,116,180
   4.90%, 7/6/99(2)(4)..................................................................   19,000,000         19,000,000
   4.98%, 7/19/99(2)(4).................................................................   45,000,000         45,000,000
Asset Securitization Cooperative:
   5.25%, 8/25/99(1)....................................................................   70,000,000         69,438,542
   5.25%, 8/27/99(1)....................................................................   93,000,000         92,226,937
   5.10%, 9/2/99(1).....................................................................   50,000,000         49,553,750
Atlantis One Funding Corp.:
   4.82%, 9/23/99(1)....................................................................   50,000,000         49,437,667
   4.84%, 8/18/99(1)....................................................................   97,718,000         97,087,393
   4.89%, 8/17/99(1)....................................................................   50,000,000         49,680,792
   4.90%, 8/19/99(1)....................................................................  100,000,000         99,333,056
Beta Finance, Inc.:
   4.81%, 10/29/99(1)...................................................................   50,000,000         49,198,333
   4.83%, 10/8/99(1)....................................................................   44,000,000         43,415,570
   4.84%, 8/17/99(1)....................................................................  115,000,000        114,271,761
   4.86%, 9/13/99(1)....................................................................   20,000,000         19,800,200
   4.86%, 9/24/99(1)....................................................................   25,000,000         24,713,125
   4.87%, 8/24/99(1)....................................................................   13,000,000         12,905,035
   4.88%, 9/9/99(1).....................................................................   18,500,000         18,324,456
   4.94%, 7/26/99(1)....................................................................   36,000,000         35,876,500
Corporate Asset Funding Co., Inc.:
   4.81%, 8/11/99(1)....................................................................   50,000,000         49,726,097
   4.82%, 11/8/99(1)....................................................................   50,000,000         49,129,722
   4.82%, 11/10/99(1)...................................................................   50,000,000         49,116,333
   4.86%, 7/21/99(1)....................................................................   50,000,000         49,865,000
   4.93%, 7/13/99(1)....................................................................   50,000,000         49,917,833
   4.95%, 9/8/99(1).....................................................................   25,000,000         24,762,813
   5.04%, 7/28/99(1)....................................................................   50,000,000         49,811,000
   5.08%, 9/24/99(1)....................................................................   50,000,000         49,399,097
   5.11%, 9/20/99(1)....................................................................   31,000,000         30,643,578
Eureka Securitization, Inc.:
   4.86%, 7/1/99(1).....................................................................   50,000,000         50,000,000
   4.94%, 8/11/99(1)....................................................................   40,000,000         39,774,956
   4.94%, 8/12/99(1)....................................................................   50,000,000         49,711,833
   5%, 7/14/99(1).......................................................................   50,000,000         49,909,722

Centennial Money Market Trust


                                                                                              Face              Value
                                                                                             Amount          See Note 1
                                                                                         ------------     --------------
ASSET-BACKED(CONTINUED)
Eureka Securitization, Inc.: (continued)
   5.09%, 9/14/99(1).................................................................... $ 50,000,000     $   49,469,792
   5.11%, 9/10/99(1)....................................................................   23,000,000         22,768,205
   5.15%, 9/20/99(1)....................................................................   30,000,000         29,652,375
   5.25%, 8/25/99(1)....................................................................   50,000,000         49,598,958
   5.35%, 7/20/99(1)....................................................................   30,000,000         29,915,292
   5.37%, 7/9/99(1).....................................................................   10,100,000         10,087,947
Falcon Asset Securitization Corp.:
   4.85%, 7/7/99(1).....................................................................   70,000,000         69,942,750
   4.93%, 7/12/99(1)....................................................................   50,000,000         49,924,681
   4.93%, 7/26/99(1)....................................................................   50,000,000         49,828,819
Moat Funding LLC:
   4.96%, 7/8/99(1).....................................................................   35,177,000         35,143,074
   4.98%, 7/20/99(1)....................................................................   50,000,000         49,868,583
   5%, 8/30/99(1).......................................................................  105,000,000        104,125,000
Park Avenue Receivables Corp.:
   4.82%, 10/15/99(1)...................................................................   41,784,000         41,190,992
   4.83%, 8/4/99(1).....................................................................   76,522,000         76,171,170
   4.94%, 7/21/99(1)....................................................................   29,580,000         29,498,819
   5.05%, 7/20/99(1)....................................................................   50,000,000         49,866,736
   5.15%, 8/23/99(1)....................................................................   36,244,000         35,969,200
   5.33%, 9/9/99(1).....................................................................  100,000,000         98,963,611
Preferred Receivables Funding Corp.:
   4.82%, 10/20/99(1)...................................................................   11,350,000         11,181,320
   4.85%, 9/23/99(1)....................................................................   22,620,000         22,363,802
   4.86%, 7/22/99(1)....................................................................    6,000,000          5,982,990
   4.93%, 7/27/99(1)....................................................................   49,755,000         49,577,845
   5.15%, 9/24/99(1)....................................................................   56,375,000         55,689,496
Sigma Finance, Inc.:
   4.77%, 8/2/99(1).....................................................................   50,000,000         49,788,000
   4.78%, 7/30/99(1)....................................................................   32,500,000         32,374,917
   4.82%, 8/19/99(1)....................................................................   20,000,000         19,868,789
   4.82%, 10/29/99(1)...................................................................   25,000,000         24,598,333
   4.825%, 8/11/99(1)...................................................................   38,030,000         37,821,020
   4.85%, 10/8/99(1)....................................................................   36,000,000         35,519,850
   4.86%, 9/21/99(1)....................................................................   50,000,000         49,446,500
   4.86%, 11/12/99(1)...................................................................   20,000,000         19,638,200
   4.87%, 8/18/99(1)....................................................................   50,000,000         49,675,333
   4.90%, 9/10/99(1)....................................................................  100,000,000         99,025,722
   4.94%, 7/8/99(1).....................................................................   23,000,000         22,977,907
   5.08%, 7/7/99(1).....................................................................   15,000,000         15,000,000

Centennial Money Market Trust

                                                                                              Face              Value
                                                                                             Amount          See Note 1
                                                                                         ------------     --------------
ASSET-BACKED (CONTINUED)
Variable Funding Capital Corp.:
   4.81%, 7/19/99(1).................................................................... $ 50,000,000     $   49,879,750
   4.81%, 7/20/99(1)....................................................................   18,750,000         18,702,401
   4.86%, 7/13/99(1)....................................................................   50,000,000         49,919,000
   4.93%, 7/8/99(1).....................................................................   50,000,000         49,952,069
   4.94%, 7/14/99(1)....................................................................   45,500,000         45,418,833
   4.94%, 7/15/99(1)....................................................................   75,000,000         74,855,236
   5.05%, 7/9/99(1).....................................................................   50,000,000         49,943,889
                                                                                                          --------------
                                                                                                           3,328,334,487
BANK HOLDING COMPANIES--12.0%                                                                             --------------
Bank One Corp.:
   4.82%, 7/29/99.......................................................................   50,000,000         49,812,556
   4.83%, 9/29/99.......................................................................   50,000,000         49,396,250
   4.84%, 8/18/99.......................................................................   50,000,000         49,677,333
   4.88%, 8/5/99........................................................................   50,000,000         49,762,778
BankAmerica Corp.:
   4.80%, 10/18/99......................................................................  100,000,000         98,546,667
   4.83%, 10/6/99.......................................................................   50,000,000         49,349,292
   4.83%, 10/7/99.......................................................................   50,000,000         49,342,583
   4.84%, 11/17/99......................................................................   50,000,000         49,065,611
   4.84%, 11/18/99......................................................................   50,000,000         49,058,889
   4.89%, 9/20/99.......................................................................   50,000,000         49,447,204
Bankers Trust Co., New York:
   4.90%, 8/5/99........................................................................   50,000,000         49,761,806
   4.94%, 10/15/99......................................................................   50,000,000         49,272,722
   4.97%, 11/10/99......................................................................   46,300,000         45,456,260
   5%, 7/1/99...........................................................................   50,000,000         50,000,000
   5%, 7/19/99..........................................................................   30,000,000         29,925,000
   5.01%, 7/15/99.......................................................................   44,500,000         44,413,299
   5.02%, 7/29/99.......................................................................  100,000,000         99,607,222
   5.04%, 12/15/99......................................................................   70,000,000         68,363,400
   5.05%, 8/30/99.......................................................................   50,000,000         49,579,167
Chase Manhattan Corp.:
   4.80%, 10/20/99......................................................................   50,000,000         49,260,000
   4.80%, 10/21/99......................................................................   50,000,000         49,253,333
J.P. Morgan & Co., Inc.:
   4.75%, 7/26/99.......................................................................   90,000,000         89,703,125
   4.79%, 7/19/99.......................................................................   50,000,000         49,880,250
   4.79%, 7/21/99.......................................................................   95,613,000         95,359,577
   4.80%, 10/18/99......................................................................  100,000,000         98,546,667

Centennial Money Market Trust



                                                                                              Face              Value
                                                                                             Amount          See Note 1
                                                                                         ------------     --------------

BANK HOLDING COMPANIES (CONTINUED)
J.P.  Morgan & Co., Inc.: (continued)
   4.82%, 7/7/99........................................................................ $ 50,000,000     $   49,959,833
   4.83%, 7/12/99.......................................................................   50,000,000         49,926,208
   4.83%, 10/4/99.......................................................................   50,000,000         49,362,708
   4.84%, 9/27/99.......................................................................  154,385,000        152,559,783
   4.85%, 7/14/99.......................................................................   50,000,000         49,912,431
   4.85%, 7/15/99.......................................................................   40,000,000         39,924,556
Keycorp:
   4.95%, 8/11/99.......................................................................   25,000,000         24,859,063
   4.95%, 8/13/99.......................................................................   25,000,000         24,852,188
Wells Fargo & Co.:
   4.81%, 8/23/99.......................................................................   90,000,000         89,358,553
   4.84%, 7/21/99.......................................................................   50,000,000         49,865,556
   4.88%, 7/30/99.......................................................................   50,000,000         49,803,444
   4.90%, 7/22/99.......................................................................   50,000,000         49,857,083
                                                                                                          --------------
                                                                                                           2,142,082,397
BEVERAGES--2.1%                                                                                           --------------
Coca-Cola Enterprises, Inc.:
   4.81%, 9/21/99(1)....................................................................   15,000,000         14,835,658
   4.81%, 9/27/99(1)....................................................................   40,000,000         39,529,689
   4.82%, 9/16/99(1)....................................................................   50,000,000         49,479,181
   4.83%, 8/11/99(1)....................................................................   35,000,000         34,807,471
   4.84%, 11/4/99(1)....................................................................   25,000,000         24,576,500
   4.85%, 7/22/99(1)....................................................................   25,000,000         24,929,271
   4.87%, 8/26/99(1)....................................................................   50,000,000         49,621,222
   4.88%, 8/4/99(1).....................................................................   35,000,000         34,838,689
   4.90%, 9/9/99(1).....................................................................   50,000,000         49,523,611
   5.04%, 7/15/99(1)....................................................................   50,000,000         49,902,000
                                                                                                          --------------
                                                                                                             372,043,292
BROKER/DEALERS--16.3%                                                                                     --------------
Bear Stearns Cos., Inc.:
   4.75%, 7/28/99.......................................................................   50,000,000         49,821,875
   4.76%, 10/13/99......................................................................   50,000,000         49,312,444
   4.82%, 8/12/99.......................................................................   50,000,000         49,718,833
   4.83%, 8/26/99.......................................................................   50,000,000         49,624,333
   4.85%, 11/22/99......................................................................   10,000,000          9,806,000
   4.87%, 8/30/99.......................................................................   50,000,000         49,594,167
   4.88%, 7/8/99........................................................................   25,000,000         24,976,278
   4.912%, 7/5/99(2)....................................................................   12,500,000         12,500,000
   4.964%, 7/12/99(2)...................................................................   35,000,000         35,000,000

Centennial Money Market Trust



                                                                                             Face               Value
                                                                                            Amount           See Note 1
                                                                                        -------------     --------------

BROKER/DEALERS (CONTINUED)
Bear Stearns Cos., Inc.: (continued)
   4.983%, 7/12/99(2)...................................................................$ 100,000,000    $   100,000,000
   4.994%, 7/20/99(2)...................................................................   10,000,000          9,992,589
   5.02%, 7/19/99(2)....................................................................   50,000,000         50,000,000
   5.03%, 8/18/99(2)....................................................................   50,000,000         50,000,000
   5.078%, 7/6/99(2)....................................................................   25,000,000         25,012,484
   5.11%, 7/27/99(2)....................................................................   30,000,000         30,000,000
   5.14%, 7/26/99(2)....................................................................   50,000,000         50,000,000
   5.15%, 7/7/99(2).....................................................................   30,000,000         30,000,000
   5.16%, 9/16/99(2)....................................................................   50,000,000         50,000,000
   5.18%, 9/8/99(2).....................................................................   30,000,000         30,000,000
   5.349%, 9/9/99(2)....................................................................   35,000,000         35,000,000
   5.378%, 8/18/99(2)...................................................................   45,000,000         45,000,000
Goldman Sachs Group, LP Promissory Nt.:
   4.892%, 10/27/99.....................................................................   50,000,000         50,000,000
   5.07%, 9/9/99........................................................................   50,000,000         50,000,000
Goldman Sachs Group, LP:
   4.80%, 10/28/99......................................................................  150,000,000        147,613,389
   4.82%, 10/25/99......................................................................   50,000,000         49,223,444
   4.82%, 10/27/99......................................................................   45,000,000         44,289,050
   4.83%, 10/6/99.......................................................................   50,000,000         49,349,292
   4.83%, 10/13/99......................................................................   50,000,000         49,302,333
   4.87%, 9/2/99........................................................................   50,000,000         49,573,875
   4.94%, 11/18/99......................................................................   40,000,000         39,231,556
   5.11%, 7/12/99(2)(4).................................................................   25,000,000         25,010,594
   5.12%, 7/13/99(2)(4).................................................................   40,000,000         40,022,629
   5.12%, 9/21/99.......................................................................   50,000,000         49,416,889
   5.20%, 7/7/99(2)(4)..................................................................   50,000,000         50,047,010
Lehman Brothers Holdings:
   4.93%, 7/8/99........................................................................   96,000,000         95,907,973
   4.94%, 7/6/99........................................................................   70,000,000         69,951,972
   4.95%, 7/14/99.......................................................................  100,000,000         99,821,250
Merrill Lynch & Co., Inc.:
   5.06%, 9/23/99(2)....................................................................   35,000,000         35,000,000
   5.11%, 7/8/99(2).....................................................................   50,000,000         50,000,000
   5.14%, 7/28/99(2)....................................................................   50,000,000         50,000,000
   5.35%, 7/1/99........................................................................  191,400,000        191,400,000
Morgan Stanley Dean Witter & Co.:
   4.81%, 8/26/99.......................................................................   50,000,000         49,625,889
   4.82%, 8/25/99.......................................................................   50,000,000         49,631,806
   5.057%, 7/16/99(2)...................................................................   50,000,000         49,983,984
   5.16%, 9/14/99(2)....................................................................   50,000,000         50,000,000
   6%, 9/13/99(2).......................................................................   21,730,000         21,730,000

Centennial Money Market Trust

                                                                                             Face              Value
                                                                                            Amount           See Note 1
                                                                                         ------------      -------------
BROKER/DEALERS (CONTINUED)
NationsBanc Montgomery Securities LLC, 6.20%, 9/1/99(2)                                  $ 20,000,000     $   20,000,000
Salomon Smith Barney Holdings, Inc.:
   4.79%, 11/10/99......................................................................  100,000,000         98,238,167
   4.80%, 10/12/99......................................................................   50,000,000         49,313,333
   4.80%, 10/13/99 .....................................................................   50,000,000         49,306,667
   4.80%, 10/18/99......................................................................   50,000,000         49,273,333
   4.80%, 10/25/99......................................................................   50,000,000         49,226,667
   4.80%, 11/15/99......................................................................   50,000,000         49,086,667
   4.83%, 10/5/99.......................................................................   50,000,000         49,356,000
   5.02%, 7/29/99.......................................................................   50,000,000         49,804,778
   5.03%, 7/26/99.......................................................................   50,000,000         49,825,347
   5.08%, 9/13/99.......................................................................   50,000,000         49,477,889
                                                                                                          --------------
                                                                                                           2,904,400,786
                                                                                                          --------------
CHEMICALS--1.2%
Henkel Corp.:
   4.80%, 7/16/99(1)....................................................................   15,000,000         14,970,000
   4.80%, 10/25/99(1)...................................................................   13,000,000         12,798,933
   4.88%, 9/3/99(1).....................................................................   12,000,000         11,895,893
Monsanto Co.:
   4.75%, 8/3/99(1).....................................................................   23,000,000         22,899,854
   4.83%, 9/29/99(1)....................................................................   19,236,000         19,003,725
   4.835%, 10/8/99(1)...................................................................   25,000,000         24,667,594
   4.835%, 10/13/99.....................................................................   25,000,000         24,650,806
   4.84%, 8/19/99(1)....................................................................   16,550,000         16,440,972
   4.85%, 9/2/99........................................................................   20,000,000         19,830,250
   4.85%, 9/15/99.......................................................................   23,500,000         23,259,386
   4.85%, 9/20/99.......................................................................   28,591,000         28,279,001
                                                                                                          --------------
                                                                                                             218,696,414
                                                                                                          --------------
COMMERCIAL FINANCE--11.0%
Caterpillar Financial Services Corp.:
   4.88%, 8/25/99.......................................................................   38,500,000         38,212,961
   5.06%, 8/16/99(2)....................................................................   15,000,000         15,001,755
CIT Group Holdings, Inc.:
   4.75%, 7/28/99.......................................................................   22,000,000         21,921,625
   4.75%, 7/29/99.......................................................................   50,000,000         49,815,278
Countrywide Home Loans:
   4.93%, 7/7/99........................................................................   73,102,000         73,041,135
   4.93%, 7/13/99.......................................................................   25,661,000         25,617,804
   4.93%, 7/15/99.......................................................................   23,460,000         23,415,022
   4.94%, 7/26/99(2)....................................................................   35,000,000         35,000,000
   5%, 7/6/99(2)........................................................................   25,000,000         24,996,678
   5%, 7/26/99(2).......................................................................   50,000,000         49,999,541

Centennial Money Market Trust


                                                                                              Face             Value
                                                                                             Amount         See Note 1
                                                                                         ------------     --------------
COMMERCIAL FINANCE (CONTINUED)
Countrywide Home Loans: (continued)
   5%, 7/29/99(2)....................................................................... $ 50,000,000     $   49,999,134
   5.042%, 8/30/99(2)...................................................................   25,000,000         25,000,000
   5.05%, 7/12/99.......................................................................   30,589,000         30,541,799
   5.05%, 7/29/99.......................................................................   50,000,000         49,803,222
   5.125%, 7/12/99(2)...................................................................   25,000,000         25,000,000
   5.246%, 7/29/99(2)...................................................................   23,000,000         22,998,488
   5.25%, 10/14/99(2)...................................................................   40,000,000         40,000,000
FINOVA Capital Corp.:
   4.85%, 8/24/99.......................................................................   35,000,000         34,745,375
   4.87%, 11/9/99.......................................................................   50,000,000         49,113,931
   4.89%, 7/15/99.......................................................................   65,000,000         64,875,458
   4.89%, 7/16/99.......................................................................   34,000,000         33,930,725
   4.91%, 9/21/99.......................................................................   48,750,000         48,204,785
   4.91%, 9/22/99.......................................................................   46,000,000         45,479,267
   4.93%, 7/13/99 ......................................................................   25,000,000         24,958,917
   4.98%, 9/9/99........................................................................   28,000,000         27,728,867
   5%, 9/15/99..........................................................................   39,500,000         39,083,056
   5%, 9/16/99..........................................................................   20,000,000         19,786,111
   5.05%, 8/16/99(2)....................................................................   25,000,000         25,000,000
   5.05%, 8/16/99(2)....................................................................   25,000,000         25,000,000
   5.097%, 8/24/99(2)...................................................................   25,000,000         25,000,000
   5.255%, 9/16/99(2)...................................................................   25,000,000         25,000,000
   5.50%, 3/10/00.......................................................................   20,000,000         19,226,944
Heller Financial, Inc.:
   4.83%, 7/21/99.......................................................................   50,000,000         49,865,833
   4.90%, 8/12/99.......................................................................   60,000,000         59,655,425
   4.90%, 8/13/99.......................................................................   50,000,000         49,707,361
   4.93%, 8/11/99.......................................................................   25,000,000         24,859,632
   4.95%, 7/22/99.......................................................................   40,000,000         39,884,500
   5.05%, 7/6/99(2) ....................................................................   13,000,000         12,999,725
   5.075%, 7/19/99(2)...................................................................   50,000,000         50,004,291
   5.149%, 9/9/99(2)....................................................................   50,000,000         50,000,000
   5.25%, 7/13/99(2)....................................................................   50,000,000         50,000,000
   5.35%, 7/8/99........................................................................   20,000,000         19,979,194
Homeside Lending, Inc.:
   4.84%, 7/12/99.......................................................................   25,000,000         24,963,028
   4.85%, 7/9/99........................................................................   40,980,000         40,934,285
   5%, 7/15/99..........................................................................   75,000,000         74,855,431
   5.02%, 7/13/99.......................................................................   20,000,000         19,966,533
   5.03%, 7/14/99.......................................................................   50,000,000         49,909,181
   5.04%, 7/29/99.......................................................................   50,000,000         49,804,000


Centennial Money Market Trust


                                                                                             Face              Value
                                                                                            Amount          See Note 1
                                                                                         ------------     --------------
COMMERCIAL FINANCE (CONTINUED)
Safeco Credit Co.:
   4.85%, 7/9/99........................................................................ $ 27,000,000     $   26,971,122
   4.92%, 9/9/99........................................................................   25,000,000         24,760,833
   5.06%, 7/19/99.......................................................................   21,100,000         21,046,617
   5.125%, 7/26/99......................................................................   28,000,000         27,900,347
   5.16%, 9/17/99.......................................................................   36,000,000         35,596,220
   5.27%, 9/3/99........................................................................   25,000,000         24,765,778
TransAmerica Finance Corp., 5.25%, 7/22/99(2)...........................................   35,000,000         35,000,000
                                                                                                          --------------
                                                                                                           1,970,927,214
                                                                                                          --------------
CONSUMER FINANCE--1.4%
American Express Credit Corp.:
   4.79%, 9/15/99.......................................................................   50,000,000         49,494,389
   4.79%, 9/16/99.......................................................................   50,000,000         49,487,736
Sears Roebuck Acceptance Corp.:
   4.90%, 9/3/99........................................................................   50,000,000         49,564,444
   4.97%, 7/26/99.......................................................................   50,000,000         49,827,431
   5.14%, 8/26/99.......................................................................   50,000,000         49,600,222
                                                                                                          --------------
                                                                                                             247,974,222
                                                                                                          --------------

DIVERSIFIED FINANCIAL--6.2%
Ford Motor Credit Co.:
   4.93%, 7/22/99.......................................................................  100,000,000         99,712,417
   6.375%, 9/15/99......................................................................   10,000,000         10,031,171
General Electric Capital Corp.:
   4.80%, 7/29/99.......................................................................   50,000,000         49,813,333
   4.81%, 9/9/99........................................................................   30,000,000         29,719,417
   4.82%, 7/21/99.......................................................................   50,000,000         49,866,111
   4.83%, 10/22/99......................................................................   40,000,000         39,393,567
   4.83%, 10/28/99......................................................................   50,000,000         49,201,708
General Electric Capital Services:
   4.74%, 8/5/99........................................................................   50,000,000         49,769,583
   4.80%, 10/21/99......................................................................   50,000,000         49,253,333
   4.82%, 9/2/99........................................................................   50,000,000         49,578,250
   4.83%, 10/13/99......................................................................   50,000,000         49,302,333
   4.90%, 7/23/99.......................................................................  100,000,000         99,700,556
General Motors Acceptance Corp.:
   4.80%, 7/6/99........................................................................   50,000,000         49,966,667
   4.80%, 7/7/99........................................................................   50,000,000         49,960,000
   4.81%, 8/12/99.......................................................................   50,000,000         49,719,417
   4.91%, 7/19/99.......................................................................   50,000,000         49,877,250
   5.06%, 9/23/99.......................................................................   50,000,000         49,409,667


Centennial Money Market Trust


                                                                                              Face              Value
                                                                                             Amount          See Note 1
                                                                                         ------------     --------------

DIVERSIFIED FINANCIAL (CONTINUED)
Household International, Inc.:
   4.83%, 8/5/99(1)..................................................................... $ 25,000,000     $   24,882,604
   4.90%, 8/23/99(1)....................................................................   25,000,000         24,819,653
Prudential Funding Corp.:
   4.82%, 7/14/99.......................................................................   50,000,000         49,912,972
   4.83%, 7/15/99.......................................................................   50,000,000         49,906,083
   4.83%, 7/16/99.......................................................................   50,000,000         49,899,375
   4.83%, 9/29/99.......................................................................   26,000,000         25,686,050
                                                                                                           -------------
                                                                                                           1,099,381,517

DIVERSIFIED MEDIA--0.2%
Omnicom Finance, Inc.:
   5.10%, 8/27/99(1)....................................................................   20,000,000         19,838,500
   5.16%, 9/24/99(1)....................................................................   10,000,000          9,878,167
                                                                                                           -------------
                                                                                                              29,716,667
                                                                                                           -------------

INDUSTRIAL SERVICES--0.1%
Atlas Copco AB, 4.875%, 7/23/99(1)                                                         15,000,000         14,955,313
                                                                                                           -------------

INSURANCE--9.1%
AIG Life Insurance Co., 4.93%, 7/1/99(2)(4).............................................   20,000,000         20,000,000
Allstate Life Insurance Co., 4.94%, 7/1/99(2)...........................................   50,000,000         50,000,000
American General Corp., 4.81%, 8/2/99...................................................   50,000,000         49,786,222
Combined Insurance Co. of America, 4.995%, 7/5/99(2)(4).................................   50,000,000         50,000,000
First Allmerica Financial Life Insurance Co., 4.94%, 7/1/99(2)..........................   30,000,000         30,000,000
GE Financial Assurance Holdings, Inc., 4.75%, 7/26/99...................................   50,000,000         49,835,069
General American Life Insurance Co., 5.12%, 7/1/99(2)...................................  235,000,000        235,000,000
Jackson National Life Insurance Co.:
   4.94%, 7/1/99(2).....................................................................   70,000,000         70,000,000
   4.94%, 7/1/99(2).....................................................................   45,000,000         45,000,000
John Hancock Mutual Life Insurance Co., 4.95%, 7/1/99(2)................................  100,000,000        100,000,000
Pacific Mutual Life Insurance Co., 4.941%, 7/1/99(2)(4) ................................   90,000,000         90,000,000
Principal Mutual Life Insurance Co., 4.96%, 7/1/99(2)(4)................................   95,000,000         95,000,000
Protective Life Insurance Co.:
   4.96%, 7/1/99(2).....................................................................   20,000,000         20,000,000
   5.07%, 7/1/99(2).....................................................................   70,000,000         70,000,000
   5.08%, 7/1/99(2).....................................................................   30,000,000         30,000,000
Prudential Life Insurance Co., 5%, 7/1/99(2)............................................  200,000,000        200,000,000
Safeco Corp., 4.88%, 7/12/99............................................................   30,000,000         29,955,267
Security Benefit Life Insurance Co., 4.96%, 7/1/99(2)...................................  100,000,000        100,000,000

Centennial Money Market Trust


                                                                                             Face              Value
                                                                                            Amount          See Note 1
                                                                                         ------------     --------------
INSURANCE (CONTINUED)
 Travelers Insurance Co.:
   4.917%, 7/1/99(2)(4)................................................................. $ 23,000,000     $   23,000,000
   4.938%, 7/1/99(2)(4).................................................................   25,000,000         25,000,000
   4.938%, 7/1/99(2)(4).................................................................   40,000,000         40,000,000
   4.967%, 7/1/99(2)(4).................................................................   50,000,000         50,000,000
 Western & Southern Life Insurance Co., 4.93%, 7/1/99(2)................................  100,000,000        100,000,000
 Western National Life Insurance Co., 4.93%, 7/1/99(2)..................................   50,000,000         50,000,000
                                                                                                           -------------
                                                                                                           1,622,576,558
                                                                                                           -------------

LEASING & FACTORING--3.6%
American Honda Finance Corp.:
   4.975%, 7/27/99(2)...................................................................   25,000,000         25,000,000
   4.98%, 7/8/99(2).....................................................................   30,000,000         30,000,000
   5%, 7/26/99(2).......................................................................   43,000,000         42,987,993
   5.135%, 9/22/99(2)...................................................................   35,000,000         34,990,015
   5.144%, 9/20/99(2)...................................................................   65,000,000         64,985,943
Hertz Corp.:
   4.82%, 7/15/99.......................................................................   50,000,000         49,906,278
   4.82%, 7/22/99.......................................................................   50,000,000         49,859,417
   4.85%, 7/8/99........................................................................  100,000,000         99,905,694
   4.91%, 7/23/99.......................................................................   50,000,000         49,849,972
   4.96%, 7/9/99........................................................................  150,000,000        149,837,222
International Lease Finance Corp., 4.80%, 7/6/99........................................   50,000,000         49,966,667
                                                                                                           -------------
                                                                                                             647,289,201
                                                                                                           -------------

MANUFACTURING--1.4%
Eaton Corp.:
   4.83%, 8/23/99.......................................................................   50,000,000         49,644,458
   4.83%, 8/30/99.......................................................................   34,000,000         33,726,300
   4.83%, 9/3/99........................................................................   35,000,000         34,698,756
   4.83%, 9/16/99.......................................................................   50,000,000         49,483,458
   4.83%, 11/4/99.......................................................................   50,000,000         49,154,750
   4.84%, 11/5/99.......................................................................   20,500,000         20,149,974
   5.12%, 9/24/99.......................................................................   20,000,000         19,758,222
                                                                                                           -------------
                                                                                                             256,615,918
                                                                                                           -------------

OIL: DOMESTIC--0.2%
Equilon Enterprises LLC, 4.88%, 8/12/99                                                    35,000,000         34,800,733
                                                                                                           -------------

Centennial Money Market Trust

                                                                                             Face              Value
                                                                                            Amount          See Note 1
                                                                                         ------------     --------------

OIL: INTERNATIONAL--0.7%
Fina Oil & Chemical Co.:
   4.80%, 8/2/99(1)..................................................................... $ 30,000,000     $   29,872,000
   4.84%, 8/4/99(1).....................................................................   20,000,000         19,908,578
   4.84%, 9/24/99(1)....................................................................   20,000,000         19,771,444
   4.85%, 9/16/99(1)....................................................................   20,000,000         19,792,528
   4.92%, 7/23/99(1)....................................................................   20,000,000         19,939,867
   5.12%, 9/22/99.......................................................................   10,000,000          9,881,956
Statoil, 5.70%, 7/1/99(1)...............................................................   11,508,000         11,508,000
                                                                                                         ---------------
                                                                                                             130,674,373
                                                                                                         ---------------

SPECIAL PURPOSE FINANCIAL--3.5%
Forrestal Funding Master Trust, Series 1999, 4.96%, 7/21/99(3)..........................   44,000,000         43,878,756
Intrepid Funding Corp., Master Trust, Series 1998A:
   4.85%, 8/5/99(3).....................................................................   35,000,000         34,834,965
   4.87%, 10/14/99(3)...................................................................   83,773,000         82,583,074
Intrepid Funding Corp., Series 1999A:
   4.83%, 10/5/99(3)....................................................................   45,000,000         44,420,400
   4.84%, 8/19/99(3)....................................................................   48,169,000         47,851,673
   4.85%, 9/27/99(3)....................................................................   50,000,000         49,407,222
   4.85%, 11/12/99(3)...................................................................   42,000,000         41,241,783
   4.86%, 11/18/99(3)...................................................................   50,000,000         49,055,000
   4.91%, 8/31/99(3)....................................................................   30,000,000         29,750,408
   4.93%, 9/9/99(3).....................................................................  100,000,000         99,036,528
RACERS, Series 1998-MM-8-5, 4.934%, 7/2/99(2)(4)........................................   95,000,000         95,000,000
                                                                                                         ---------------
                                                                                                             617,059,809
                                                                                                         ---------------
TELECOMMUNICATIONS: TECHNOLOGY--0.6%
GTE Corp., 5.135%, 9/13/99(2)...........................................................  100,000,000         99,938,968
                                                                                                         ---------------
Total Short-Term Notes                                                                                    15,737,467,869
                                                                                                         ---------------
FOREIGN GOVERNMENT OBLIGATIONS--0.3%
Swedish Export Credit Corp. (Kingdom of Sweden), 4.80%, 10/26/99........................   50,000,000         49,220,000
                                                                                                         ---------------
Total Investments, at Value.............................................................       100.3%     17,874,326,107
Liabilities in Excess of Other Assets...................................................        (0.3)        (53,684,644)
                                                                                           ----------    ---------------
Net Assets..............................................................................       100.0%    $17,820,641,463
                                                                                           ==========    ===============

Centennial Money Market Trust

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $4,194,586,244, or 23.54% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1999. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $622,055,661 or 3.49% of the Trust's net assets as of June 30, 1999.

4. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $721,121,233, or 4.05% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.







See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 1999
Centennial Money Market Trust


Assets
Investments, at value--see accompanying statement ...................................................    $17,874,326,107
Cash ................................................................................................         15,509,363
Receivables and other assets:
   Shares of beneficial interest sold ...............................................................        107,797,278
   Interest .........................................................................................         29,577,328
   Other ............................................................................................            761,042
                                                                                                         ---------------
    Total assets ....................................................................................     18,027,971,118
                                                                                                         ---------------
LIABILITIES
Payables and other liabilities:
   Shares of beneficial interest redeemed ...........................................................        174,120,672
   Dividends ........................................................................................         27,758,713
   Transfer and shareholder servicing agent fees ....................................................          1,763,740
   Service plan fees ................................................................................          1,392,396
   Shareholder reports ..............................................................................          1,183,653
   Custodian fees ...................................................................................             65,744
   Other ............................................................................................          1,044,737
                                                                                                         ---------------
     Total liabilities ..............................................................................        207,329,655
                                                                                                         ---------------
NET ASSETS ..........................................................................................    $17,820,641,463
                                                                                                         ===============
COMPOSITION OF NET ASSETS
Paid-in capital .....................................................................................    $17,820,562,989
Accumulated net realized gain on investment transactions ............................................             78,474
                                                                                                         ---------------
NET ASSETS--applicable to 17,821,095,704 shares of beneficial
   interest outstanding .............................................................................    $17,820,641,463
                                                                                                         ===============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE ......................................              $1.00






See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 1999
Centennial Money Market Trust


INVESTMENT INCOME
Interest ............................................................................................       $906,322,780
                                                                                                            ------------
EXPENSES
Management fees--Note 3 .............................................................................         57,461,310
Service plan fees--Note 3 ...........................................................................         34,170,025
Transfer and shareholder servicing agent fees--Note 3 ...............................................         17,191,545
Shareholder reports .................................................................................          2,054,892
Registration and filing fees ........................................................................          1,728,853
Custodian fees and expenses .........................................................................            943,731
Legal, auditing and other professional fees .........................................................            113,814
Trustees' compensation ..............................................................................             53,416
Insurance expenses ..................................................................................             27,440
Other ...............................................................................................            126,358
                                                                                                            ------------
  Total expenses ....................................................................................        113,871,384
    Less expenses paid indirectly--Note 1 ...........................................................            (47,837)
                                                                                                            ------------
  Net expenses ......................................................................................        113,823,547
                                                                                                            ------------
NET INVESTMENT INCOME ...............................................................................        792,499,233
                                                                                                            ------------
NET REALIZED GAIN ON INVESTMENTS ....................................................................             14,857
                                                                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................       $792,514,090
                                                                                                            ============



See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Centennial Money Market Trust

                                                                                            Year Ended June 30,
                                                                                       1999                     1998
                                                                                 ---------------         ---------------
OPERATIONS

Net investment income .......................................................    $   792,499,233         $   635,961,061
Net realized gain ...........................................................             14,857                  42,303
                                                                                 ---------------         ---------------
Net increase in net assets resulting from operations ........................        792,514,090             636,003,364
                                                                                 ---------------         ---------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .................................       (792,539,959)           (635,961,061)
                                                                                 ---------------         ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
   beneficial interest transactions--Note 2 .................................      2,706,509,046           6,051,149,102
                                                                                 ---------------         ---------------
NET ASSETS
Total increase ..............................................................      2,706,483,177           6,051,191,405
Beginning of period .........................................................     15,114,158,286           9,062,966,881
                                                                                 ---------------         ---------------
End of period ...............................................................    $17,820,641,463         $15,114,158,286
                                                                                 ===============         ===============







See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Money Market Trust


                                                                                  Year Ended June 30,
                                                                 -------------------------------------------------------
                                                                 1999         1998         1997         1996        1995
                                                                 ----         ----         ----         ----        ----
PER SHARE OPERATING DATA
Net asset value, beginning of period.................           $1.00        $1.00         $1.00        $1.00       $1.00
Income from investment operations--
   net investment income and net realized gain ......             .05          .05           .05          .05         .05
Dividends and distributions to shareholders..........            (.05)        (.05)         (.05)        (.05)       (.05)
                                                                 ----         ----          ----         ----        ----
Net asset value, end of period.......................           $1.00        $1.00         $1.00        $1.00       $1.00
                                                                 ====         ====          ====         ====        ====
TOTAL RETURN(1)......................................            4.75 %       5.16 %        4.97 %       5.11 %      5.07 %

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)..............         $17,821      $15,114        $9,063       $6,753      $4,812
Average net assets (in millions).....................         $17,128      $12,617        $8,033       $6,077      $3,342
Ratios to average net assets:(2)
Net investment income ...............................            4.63 %       5.04 %        4.86 %       4.99 %      5.01 %
Expenses, before voluntary assumption
   by the Manager(3).................................            0.66 %       0.68 %        0.73 %       0.74 %      0.77 %
Expenses, net of voluntary assumption
   by the Manager....................................             N/A         0.66 %        0.67 %       0.69 %      0.73 %




1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one year.

2.   Annualized for periods less than one full year.

3. The expense ratio reflects the effect of expenses paid indirectly by the Trust.




See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial Money Market Trust


1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust seeks to achieve this objective by investing in "money market" securities meeting specified quality, maturity and diversification standards. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                     Year Ended June 30, 1999            Year Ended June 30, 1998
                                 ---------------------------------   ---------------------------------
                                     Shares             Amount            Shares            Amount
                                 --------------   ----------------   ---------------   ----------------
Sold ..........................  50,615,000,093   $ 50,615,000,093    40,408,988,871   $ 40,408,988,871
Dividends and distributions
  reinvested ..................     776,439,225        776,439,225       613,194,479        613,194,479
Issued in connection with
  the acquisition of
  Daily Cash Accumulation
  Fund, Inc.--Note 4 ............            --                 --     3,461,468,087      3,460,935,372

Redeemed ...................... (48,684,930,272)   (48,684,930,272)  (38,431,969,620)   (38,431,969,620)
                                 --------------  -----------------    --------------   ----------------
Net increase ..................   2,706,509,046  $   2,706,509,046     6,051,681,817   $  6,051,149,102
                                 ==============  =================    ==============   ================

Centennial Money Market Trust

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets, 0.475% of the next $250 million of net assets, 0.45% of the next $250 million of net assets, 0.425% of the next $250 million of net assets, 0.40% of the next $250 million of net assets, 0.375% of the next $250 million of net assets, 0.35% of the next $500 million of net assets and 0.325% of net assets in excess of $2 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust's management fee for the year ended June 30, 1999 was 0.34% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of the OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.

4. ACQUISITION OF DAILY CASH ACCUMULATION FUND, INC.

On November 21, 1997, the Trust acquired the net assets of Daily Cash Accumulation Fund, Inc. The Trust issued 3,461,468,087 shares of beneficial interest, valued at $3,460,935,372, in exchange for the net assets, resulting in combined net assets of $13,332,466,315 on November 21, 1997. The exchange qualified as a tax-free reorganization for federal income tax purposes.

INDEPENDENT AUDITORS' REPORT
Centennial Money Market Trust

The Board of Trustees and Shareholders of Centennial Money Market Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial Money Market Trust as of June 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1999 and 1998, and the financial highlights for the period July 1, 1994 to June 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial Money Market Trust as of June 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP


Denver, Colorado
July 22, 1999

FEDERAL INCOME TAX INFORMATION (Unaudited)
Centennial Money Market Trust

In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1999. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the fiscal year ended June 30, 1999, are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

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                                       26

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                                       27

CENTENNIAL MONEY MARKET TRUST

                Officers and Trustees
                James C. Swain, Chairman and
                  Chief Executive Officer
                Bridget A. Macaskill, Trustee and President
                Robert G. Avis, Trustee
                William A. Baker, Trustee
                George C. Bowen, Trustee
                Jon S. Fossel, Trustee
                Sam Freedman, Trustee
                Raymond J. Kalinowski, Trustee
                C. Howard Kast, Trustee
                Robert M. Kirchner, Trustee
                Ned M. Steel, Trustee
                Carol E. Wolf, Vice President
                Arthur J. Zimmer, Vice President
                Andrew J. Donohue, Vice President
                  and Secretary
                Brian W. Wixted, Vice President
                  and Treasurer
                Robert G. Zack, Assistant Secretary
                Robert J. Bishop, Assistant Treasurer
                Scott T. Farrar, Assistant Treasurer

                Investment Advisor and Distributor
                Centennial Asset Management Corporation

                Transfer and Shareholder Servicing Agent
                Shareholder Services, Inc.

                Custodian of Portfolio Securities
                Citibank, N.A.

                Independent Auditors
                Deloitte & Touche LLP

                Legal Counsel
                Myer, Swanson, Adams & Wolf, P.C.

                This is a copy of a report to shareholders of Centennial Money Market Trust. This report must be preceded or accompanied by a Prospectus of Centennial Money Market Trust. For material information concerning the Trust, see the Prospectus.

                For shareholder servicing call:
                1-800-525-9310 (in U.S.)
                303-671-3200 (outside U.S.)

                Or write:
                Shareholder Services, Inc.
                P.O. Box 5143
                Denver, CO 80217-5143






                                       28